Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Contingencies
NOTE 17. CONTINGENCIES

(a) Operating	Licenses
Although the possession, cultivation and distribution of cannabis for medical use is permitted in Florida, Massachusetts, California, Connecticut, Pennsylvania and West Virginia, cannabis is a
Schedule-I
controlled substance and its use and possession remains a violation of federal law. Since federal law criminalizing the use of cannabis preempts state laws that legalize its use, strict enforcement of federal law regarding cannabis would likely result in the Company’s inability to proceed with our business plans. In addition, the Company’s assets, including real property, cash and cash equivalents, equipment and other goods, could be subject to asset forfeiture because cannabis is still federally illegal.
(b) Claims	and Litigation
From time to time, the Company may be involved in litigation relating to claims arising out of operations in the normal course of business. Except as disclosed below, at September 30, 2021, there were no pending or threatened lawsuits that could reasonably be expected to have a material effect on the results of the Company’s condensed consolidated statements of operations and comprehensive income. There are also no proceedings in which any of the Company’s directors, officers or affiliates is an adverse party or has a material interest adverse to the Company’s interest.
On December 30, 2019, a securities class-action complaint,
David McNear v. Trulieve Cannabis Corp. et al.
, Case No.
1:19-cv-07289,
was filed against the Company in the United States District Court for the Eastern District of New York. On February 12, 2020, a second securities class-action complaint,
Monica Acerra v. Trulieve Cannabis Corp. et al.
, Case No.
1:20-cv-00775,
which is substantially similar to the complaint filed on December 30, 2019, was filed against the Company in the United States District Court for the Eastern District of New York. Both complaints name the Company, Kim Rivers, and Mohan Srinivasan as defendants for allegedly making materially false and misleading statements regarding the Company’s previously reported financial statements and public statements about its business, operations, and prospects. The complaint alleges violations of Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and SEC Rule
10b-5
promulgated thereunder. The complaint sought unspecified damages, costs, attorneys’ fees, and equitable relief. On March 20, 2020, the Court consolidated the two related actions under
In re Trulieve Cannabis Corp. Securities Litigation
, No.
1:19-cv-07289,
and appointed William Kurek, John Colomara, David McNear, and Monica Acerra as Lead Plaintiffs. After consultation with legal counsel, the Company believes that the suit is immaterial and that the claims are without merit and intends to vigorously defend against them.

19.	CONTINGENCIES
(a) Operating Licenses
Although the possession, cultivation and distribution of cannabis for medical use is permitted in Florida, California, Connecticut, Pennsylvania and West Virginia cannabis is a
Schedule-I
controlled substance and its use remains a violation of federal law. Since federal law criminalizing the use of cannabis preempts state laws that legalize its use, strict enforcement of federal law regarding cannabis would likely result in the Company’s inability to proceed with our business plans. In addition, the Company’s assets, including real property, cash and cash equivalents, equipment and other goods, could be subject to asset forfeiture because cannabis is still federally illegal.
(b) Claims and Litigation
From time to time, the Company may be involved in litigation relating to claims arising out of operations in the normal course of business. Except as disclosed below, at December 31, 2020, there were no pending or threatened lawsuits that could reasonably be expected to have a material effect on the results of the Company’s consolidated statements of operations and comprehensive income. There are also no proceedings in which any of the Company’s directors, officers or affiliates is an adverse party or has a material interest adverse to the Company’s interest.
On December 30, 2019, a securities class-action complaint,
David McNear v. Trulieve Cannabis Corp. et al.
, Case No.
1:19-cv-07289,
was filed against the Company in the United States District Court for the Eastern District of New York. On February 12, 2020, a second securities class-action complaint,
Monica Acerra v. Trulieve Cannabis Corp. et al.
, Case No.
1:20-cv-00775,
which is substantially similar to the complaint filed on December 30, 2019, was filed against the Company in the United States District Court for the Eastern District of New York. Both complaints name the Company, Kim Rivers, and Mohan Srinivasan as defendants for allegedly making materially false and misleading statements regarding the Company’s previously reported financial statements and public statements about its business, operations, and prospects. The complaint alleges violations of Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and SEC Rule
10b-5
promulgated thereunder. The complaint sought unspecified damages, costs, attorneys’ fees, and equitable relief. On March 20, 2020, the Court consolidated the two related actions under
In re Trulieve Cannabis Corp. Securities Litigation
, No.
1:19-cv-07289,
and appointed William Kurek, John Colomara, David McNear, and Monica Acerra as Lead Plaintiffs. The Company filed a motion to dismiss on September 11, 2020. The Company believes that the suit is immaterial and that the claims are without merit and intends to vigorously defend against them.